SHORT-TERM INVESTMENT - Disclosure of detailed information about changes in carrying value of warrants (Details) - CAD ($)		12 Months Ended
	Jun. 09, 2023	Feb. 29, 2024	Feb. 28, 2023
Disclosure Of Short Term Investment [Line Items]
Balance, February 28, 2023		$ 0
Balance, February 29, 2024		4,451,480	$ 0
Surge Battery Metals Inc [Member]
Disclosure Of Short Term Investment [Line Items]
Balance, February 28, 2023		0
Allocated transaction value of Surge's Warrants	$ 2,297,143	2,297,143
Deferred gain on warrants		2,526,857
Fair value of Warrants at date of acquisition	$ 4,824,000	4,824,000
Loss on short-term investment for year ended February 29, 2024		(372,520)	0
Balance, February 29, 2024		$ 4,451,480	$ 0